Financial Liabilities - Borrowings - Summary of Current and Non - Current Borrowings (Parenthetical) (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Nominal amount | £	£ 1,146	£ 1,974
1.875% Euro notes 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		1.875%			1.875%	1.875%
Borrowings, maturity year		2021
Nominal amount | €						€ 195
3.75% US dollar notes 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Borrowings, maturity year	2022	2022
Nominal amount | $			$ 117		$ 117
3.25% US dollar notes 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%
Borrowings, maturity year	2023	2023
Nominal amount | $			$ 94		$ 94
1.375% Euro notes 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%
Borrowings, maturity year	2025	2025
Nominal amount | €				€ 300		€ 300
3.75% gbp notes 2030 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Borrowings, maturity year	2030	2030
Nominal amount | £	£ 350	£ 350